RELATED PARTY TRANSACTIONS - Expense Reimbursement and Management Fees (Details) - Sponsor - Management Fee Arrangement - USD ($)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 26, 2020
Related Party Transaction [Line Items]
Maximum annual reimbursement	$ 1,000,000.0	$ 1,000,000.0
Management fees incurred	0	47,700	$ 500,000
Reimbursement of out-of-pocket costs and expenses	100,000
Amounts payable	$ 0	$ 0	$ 0	$ 100,000